Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 119,371	$ 119,237
Short term investments - available for sale	60,542	54,940
Accounts receivable, net	231,097	201,338
Unbilled revenue	114,356	126,850
Other receivables	13,133	13,788
Deferred tax asset	23,128	14,662
Prepayments and other current assets	23,256	21,424
Income taxes receivable	8,537	8,183
Total current assets	593,420	560,422
Other Assets:
Property, plant and equipment, net	165,081	168,461
Goodwill	325,264	253,393
Non-current other assets	5,155	4,583
Non-current income taxes receivable	13,694	10,272
Non-current deferred tax asset	10,205	10,076
Intangible assets	22,410	28,260
Total Assets	1,135,229	1,035,467
Current Liabilities:
Accounts payable	9,326	5,340
Payments on account	185,835	150,792
Other liabilities	182,234	145,963
Deferred tax liability	1,428	1,183
Income taxes payable	5,449	3,630
Total current liabilities	384,272	306,908
Other Liabilities:
Non-current other liabilities	7,739	20,038
Non-current government grants	1,457	1,351
Non-current income taxes payable	3,401	5,231
Non-current deferred tax liability	19,319	20,395
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 59,807,333 shares issued and outstanding at September 30, 2012 and 60,135,603 shares issued and outstanding at December 31, 2011	5,031	5,055
Additional paid-in capital	226,414	211,549
Capital redemption reserve	100	44
Accumulated other comprehensive income	(12,724)	(16,446)
Retained earnings	500,220	481,342
Total Shareholders' Equity	719,041	681,544
Total Liabilities and Shareholders' Equity	$ 1,135,229	$ 1,035,467